SYSTEM COMPONENTS, LEASED SYSTEMS, OTHER PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2022
System Components Leased Systems Other Property And Equipment Net
Schedule of property and equipment, net

					Laboratory		Office
					equipment		furniture
	System		Leased		and	Right of	and	Leasehold
	Components		systems		Computers	use assets	equipment	improvements	Total
Cost:
Balance at January 1, 2022	$4,463		$7,463		$1,170	$1,635	$135	$69	$14,935
Additions	5,930		-		106	301	90	30	6,457
Transfer to Leased systems	(836)		836		-	-	-	-	-
Reductions	(8,337)	(**)	(1,072)	(*)	-	(1,122)	-	(18)	(10,549)
Balance at December 31, 2022	1,220		7,227		1,276	814	225	81	10,843

Accumulated depreciation:
Balance at January 1, 2022	$-		$3,650		$857	$981	$63	$53	$5,604
Additions	-		976		69	476	13	2	1,536
Reductions	-		(517)		-	(1,126)	-	-	(1,643)

Balance at December 31, 2022	-		4,109		926	331	76	55	5,497

Depreciated cost at December 31, 2022	$1,220		$3,118		$350	$483	$149	$26	$5,346

(*)	Derived mainly from returned systems as well as sale of leased systems.
(**)	Reduction in systems components for the year ended December 31, 2022, mainly includes (a) reclassification to inventory in the amount of $3,837, (b) impairment provision in the amount of $816 and (c) system components sold in the amount of $3,006.

NOTE 8: PROPERTY AND EQUIPMENT, NET

December 31, 2021:

					Laboratory		Office
					equipment		furniture
	System		Leased		and	Right of	and	Leasehold
	Components		systems		Computers	use assets	equipment	improvements	Total
Cost:
Balance at January 1, 2021	$3,642		$8,620		$845	$1,335	$96	$52	$14,590
Additions	5,448		-		325	587	39	17	6,416
Transfer to Leased systems	(985)		985		-	-	-	-	-
Reductions	(3,642)	(**)	(2,142)	(*)	-	(287)	-	-	(6,071)
Balance at December 31, 2021	4,463		7,463		1,170	1,635	135	69	14,935

Accumulated depreciation:
Balance at January 1, 2021	$-		$3,422		$775	$735	$56	$52	$5,040
Additions	-		1,126		82	470	7	1	1,686
Reductions	-		(898)		-	(224)	-	-	(1,122)

Balance at December 31, 2021	-		3,650		857	981	63	53	5,604

Depreciated cost at December 31, 2021	$4,463		$3,813		$313	$654	$72	$16	$9,331

(*)	Derived mainly from returned systems as well as sale of leased systems.
(**)	Reduction in systems components for the year ended December 31, 2021, mainly includes (a) impairment provision in the amount of $1,295 and (b) system components sold in the amount of $1,789.